Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Kirr, Marbach Partners Funds, Inc.
Entity Central Index Key	0001071196
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Kirr Marbach Partners Value Fund
Shareholder Report [Line Items]
Fund Name	Kirr Marbach Partners Value Fund
Class Name	Kirr Marbach Partners Value Fund
Trading Symbol	KMVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Kirr Marbach Partners Value Fund for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kmpartnersfunds.com. You can also request this information by contacting us at 1-812-376-9444.
Additional Information Phone Number	1-812-376-9444
Additional Information Website	https://www.kmpartnersfunds.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Kirr Marbach Partners Value Fund	$70	1.42%
[1]
Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.42%
Material Change Date	Jan. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://www.kmpartnersfunds.com for more recent performance information.
Net Assets	$ 85,564,999
Holdings Count | $ / shares	39
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$85,564,999
Number of Holdings	39
Portfolio Turnover	4%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Broadcom, Inc.	8.1%
AutoZone, Inc.	7.6%
EMCOR Group, Inc.	5.8%
Republic Services, Inc.	5.4%
Constellation Software, Inc.	5.4%
Vistra Energy Corp.	5.0%
MasTec, Inc.	4.7%
Colliers International Group, Inc.	4.3%
First American Government Obligations Fund	4.0%
SS&C Technologies Holdings, Inc.	4.0%

Industry	(% of net assets)
Industrial	23.3%
Technology	19.2%
Consumer Non Cyclical	16.8%
Consumer Cyclical	14.1%
Financial	6.8%
Communications	5.2%
Utilities	5.0%
Energy	3.9%
Basic Materials	1.8%
Cash & Other	3.9%

Material Fund Change [Text Block]	Changes to Shareholder Fees (fees paid directly from your investment). Effective 1/28/25 the investment advisory fee was reduced to 0.90% from 1.00% and Expense Cap to 1.35% from 1.45%.
Updated Prospectus Web Address	https://www.kmpartnersfunds.com

[1]
*	Annualized